Assets and Condensed Schedule of Investments by Class of Units - Investments by Class of Units (Details) - USD ($)		Dec. 31, 2017	Dec. 31, 2016
Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,518,063	$ 547,921
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 3,159,143	$ 1,292,389
Percent of Partners' Capital (Net Asset Value)	[1]	2.78%	0.78%
Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,644,054	$ 196,631
Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (11,912)	$ (186,627)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.01%)	(0.11%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 391,917	$ 116,150
Percent of Partners' Capital (Net Asset Value)	[1]	0.35%	0.07%
Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,144,493	$ 540,550
Percent of Partners' Capital (Net Asset Value)	[1]	1.01%	0.32%
Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 19,476	$ 21,206
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%	0.01%
Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 30,083	$ 69,709
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%	0.04%
Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 497,533	$ (74,055)
Percent of Partners' Capital (Net Asset Value)	[1]	0.44%	(0.04%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 217,286	$ (22,484)
Percent of Partners' Capital (Net Asset Value)	[1]	0.19%	(0.01%)
Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 355,178	$ (267,818)
Percent of Partners' Capital (Net Asset Value)	[1]	0.31%	(0.16%)
Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 515,089	$ 1,095,758
Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]		1,089
Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 19,742
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%
Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (484)	$ 8,773
Percent of Partners' Capital (Net Asset Value)	[1]		0.01%
Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (580,554)	$ 307,223
Percent of Partners' Capital (Net Asset Value)	[1]	(0.51%)	0.19%
Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 922,460	$ (76,499)
Percent of Partners' Capital (Net Asset Value)	[1]	0.81%	(0.05%)
Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]		$ 6,462
Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 153,925	$ 848,710
Percent of Partners' Capital (Net Asset Value)	[1]	0.14%	0.51%
Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 179,608	$ (9,770)
Percent of Partners' Capital (Net Asset Value)	[1]	0.16%	(0.01%)
Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,179,312	$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,614	$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,122,698	$ 404,566
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (668,465)	$ 998,010
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (514,484)	$ 987,535
Percent of Partners' Capital (Net Asset Value)	[1]	(0.45%)	0.59%
Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 84,023	$ 722,564
Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 149,021	$ 43,391
Percent of Partners' Capital (Net Asset Value)	[1]	0.13%	0.02%
Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (65,662)	$ 301,634
Percent of Partners' Capital (Net Asset Value)	[1]	(0.06%)	0.18%
Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (98,244)	$ (5,443)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.09%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 274,668	$ (45,121)
Percent of Partners' Capital (Net Asset Value)	[1]	0.24%	(0.02%)
Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 963	$ (375)
Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (111,735)	$ 143,785
Percent of Partners' Capital (Net Asset Value)	[1]	(0.10%)	0.08%
Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (23,266)	$ 256,819
Percent of Partners' Capital (Net Asset Value)	[1]	(0.02%)	0.15%
Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (41,722)	$ 27,874
Percent of Partners' Capital (Net Asset Value)	[1]	(0.03%)	0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (598,507)	$ 264,971
Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 13,080	1,439
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 47,586
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%
Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (53,365)	$ (31,790)
Percent of Partners' Capital (Net Asset Value)	[1]	(0.05%)	(0.02%)
Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (672,078)	$ 329,003
Percent of Partners' Capital (Net Asset Value)	[1]	(0.59%)	0.20%
Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 15,274	$ 17,276
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.01%
Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 50,996	$ (50,957)
Percent of Partners' Capital (Net Asset Value)	[1]	0.04%	(0.03%)
Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (153,981)	$ 10,475
Percent of Partners' Capital (Net Asset Value)	[1]	(0.14%)	0.01%
Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,849,598	$ 1,545,931
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,644,659	$ 2,279,924
Percent of Partners' Capital (Net Asset Value)	[1]	2.33%	1.37%
Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 2,728,077	$ 919,195
Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 137,109	$ (143,236)
Percent of Partners' Capital (Net Asset Value)	[1]	0.12%	(0.09%)
Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 326,255	$ 417,784
Percent of Partners' Capital (Net Asset Value)	[1]	0.29%	0.25%
Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 1,046,249	$ 535,107
Percent of Partners' Capital (Net Asset Value)	[1]	0.92%	0.32%
Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 294,144	$ (23,915)
Percent of Partners' Capital (Net Asset Value)	[1]	0.26%	(0.01%)
Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 31,046	$ 69,334
Percent of Partners' Capital (Net Asset Value)	[1]	0.03%	0.04%
Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 385,798	$ 69,730
Percent of Partners' Capital (Net Asset Value)	[1]	0.34%	0.04%
Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 194,020	$ 234,335
Percent of Partners' Capital (Net Asset Value)	[1]	0.17%	0.14%
Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 313,456	$ (239,944)
Percent of Partners' Capital (Net Asset Value)	[1]	0.28%	(0.15%)
Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (83,418)	$ 1,360,729
Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 13,080	2,528
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 67,328
Percent of Partners' Capital (Net Asset Value)	[1]	0.06%
Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (484)	$ 8,773
Percent of Partners' Capital (Net Asset Value)	[1]		0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ (633,919)	$ 275,433
Percent of Partners' Capital (Net Asset Value)	[1]	(0.56%)	0.17%
Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 250,382	$ 252,504
Percent of Partners' Capital (Net Asset Value)	[1]	0.22%	0.15%
Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 15,274	$ 23,738
Percent of Partners' Capital (Net Asset Value)	[1]	0.01%	0.01%
Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 204,921	$ 797,753
Percent of Partners' Capital (Net Asset Value)	[1]	0.18%	0.48%
Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts	[1]	$ 25,627	$ 705
Percent of Partners' Capital (Net Asset Value)	[1]	0.02%
Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,179,312	$ (734,698)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,614	$ (1,139,264)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,122,698	$ 404,566
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Class A | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 297,975	$ 31,715
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Class A | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 208,351	$ 74,807
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 174,380	$ 11,382
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (786)	$ (10,802)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25,848	$ 6,723
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 75,482	$ 31,288
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,284	$ 1,227
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,984	$ 4,035
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 32,813	$ (4,286)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,330	$ (1,301)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Class A | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,425	$ (15,502)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 33,971	$ 63,425
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 63
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,302
Percent of Partners' Capital (Net Asset Value)		0.02%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (32)	$ 508
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (38,289)	$ 17,783
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 60,838	$ (4,428)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 374
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,152	$ 49,125
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Class A | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,846	$ (566)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Class A | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 77,778	$ (42,526)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,734	$ (65,943)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Class A | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 74,044	$ 23,417
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Class A | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (44,087)	$ 57,766
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Class A | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (33,932)	$ 57,160
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,542	$ 41,824
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,828	$ 2,512
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,331)	$ 17,460
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,479)	$ (315)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,115	$ (2,612)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 64	$ (22)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,369)	$ 8,323
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,534)	$ 14,865
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Class A | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,752)	$ 1,613
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (39,474)	$ 15,336
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 863	$ 83
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,138
Percent of Partners' Capital (Net Asset Value)		0.04%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,520)	$ (1,840)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (44,325)	$ 19,043
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,007	$ 1,000
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Class A | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,363	$ (2,950)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Class A | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (10,155)	$ 606
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Class A | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class A | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 253,888	$ 89,481
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Class A | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 174,419	$ 131,967
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 179,922	$ 53,206
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,042	$ (8,290)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 21,517	$ 24,183
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 69,003	$ 30,973
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,399	$ (1,385)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,048	$ 4,013
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25,444	$ 4,037
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,796	$ 13,564
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Class A | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 20,673	$ (13,889)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Class A | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,503)	$ 78,761
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 863	$ 146
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,440
Percent of Partners' Capital (Net Asset Value)		0.06%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (32)	$ 508
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (41,809)	$ 15,943
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,513	$ 14,615
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,007	$ 1,374
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Class A | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,515	$ 46,175
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Class A | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,691	$ 40
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Class A | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 77,778	$ (42,526)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,734	$ (65,943)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Class A | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 74,044	$ 23,417
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Class B | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,884,136	$ 328,449
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Class B | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,016,660	$ 774,719
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,687,850	$ 117,870
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,604)	$ (111,873)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 250,183	$ 69,626
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 730,595	$ 324,031
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,433	$ 12,712
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,204	$ 41,787
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 317,603	$ (44,392)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 138,706	$ (13,478)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Class B | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 226,730	$ (160,543)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 328,810	$ 656,849
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 653
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,602
Percent of Partners' Capital (Net Asset Value)		0.02%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (309)	$ 5,259
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (370,600)	$ 184,164
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 588,858	$ (45,857)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 3,874
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 98,259	$ 508,756
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Class B | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 114,654	$ (5,857)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Class B | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 752,822	$ (440,413)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,140	$ (682,929)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Class B | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 716,682	$ 242,516
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Class B | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (426,719)	$ 598,254
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Class B | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (328,424)	$ 591,975
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,636	$ 433,138
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 95,129	$ 26,011
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (41,916)	$ 180,814
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (62,715)	$ (3,263)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 175,336	$ (27,048)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 615	$ (225)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (71,327)	$ 86,191
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,852)	$ 153,949
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Class B | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (26,634)	$ 16,709
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (382,060)	$ 158,837
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,350	$ 863
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,377
Percent of Partners' Capital (Net Asset Value)		0.04%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (34,066)	$ (19,056)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (429,025)	$ 197,220
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,750	$ 10,356
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Class B | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 32,554	$ (30,546)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Class B | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (98,295)	$ 6,279
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Class B | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Class B | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,457,417	$ 926,703
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Class B | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,688,236	$ 1,366,694
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,741,486	$ 551,008
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 87,525	$ (85,862)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 208,267	$ 250,440
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 667,880	$ 320,768
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 187,769	$ (14,336)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 19,819	$ 41,562
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 246,276	$ 41,799
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 123,854	$ 140,471
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Class B | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 200,096	$ (143,834)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Class B | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (53,250)	$ 815,686
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,350	$ 1,516
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 42,979
Percent of Partners' Capital (Net Asset Value)		0.06%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (309)	$ 5,259
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (404,666)	$ 165,108
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 159,833	$ 151,363
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,750	$ 14,230
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Class B | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 130,813	$ 478,210
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Class B | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,359	$ 422
Percent of Partners' Capital (Net Asset Value)		0.02%	0.00%
Class B | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 752,822	$ (440,413)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,140	$ (682,929)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Class B | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 716,682	$ 242,516
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Legacy 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 45,304	$ 4,266
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Legacy 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 31,678	$ 10,065
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 26,513	$ 1,531
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (119)	$ (1,454)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,930	$ 905
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,476	$ 4,210
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 195	$ 165
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 302	$ 543
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,989	$ (577)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,179	$ (175)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Legacy 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,561	$ (2,086)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,165	$ 8,534
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 8
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 198
Percent of Partners' Capital (Net Asset Value)		0.02%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5)	$ 68
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,821)	$ 2,393
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,250	$ (596)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 50
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,543	$ 6,611
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Legacy 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,801	$ (76)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Legacy 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,825	$ (5,723)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 568	$ (8,874)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Legacy 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,257	$ 3,151
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Legacy 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,701)	$ 7,776
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Legacy 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,157)	$ 7,694
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 845	$ 5,630
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,494	$ 338
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (658)	$ 2,349
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (985)	$ (42)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,754	$ (350)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11	$ (2)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,120)	$ 1,120
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (233)	$ 2,000
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Legacy 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (418)	$ 217
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,002)	$ 2,064
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 131	$ 11
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 477
Percent of Partners' Capital (Net Asset Value)		0.04%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (535)	$ (248)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,739)	$ 2,563
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 153	$ 135
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Legacy 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 511	$ (397)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Legacy 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,544)	$ 82
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Legacy 1 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 38,603	$ 12,042
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Legacy 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 26,521	$ 17,759
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 27,358	$ 7,161
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,375	$ (1,116)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,272	$ 3,254
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,491	$ 4,168
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,949	$ (185)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 313	$ 541
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,869	$ 543
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,946	$ 1,825
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Legacy 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,143	$ (1,869)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (837)	$ 10,598
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 131	19
Percent of Partners' Capital (Net Asset Value)		0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 675
Percent of Partners' Capital (Net Asset Value)		0.06%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5)	$ 68
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,356)	$ 2,145
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,511	$ 1,967
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 153	$ 185
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Legacy 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,054	$ 6,214
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Legacy 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 257	$ 6
Percent of Partners' Capital (Net Asset Value)		0.02%
Legacy 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,825	$ (5,723)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 568	$ (8,874)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Legacy 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,257	$ 3,151
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Legacy 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,787	$ 1,553
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Legacy 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,038	$ 3,665
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,239	$ 558
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (42)	$ (529)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,370	$ 329
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,999	$ 1,533
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 68	$ 60
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 105	$ 198
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,739	$ (210)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 759	$ (64)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Legacy 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,241	$ (759)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,799	$ 3,107
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 3
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 69
Percent of Partners' Capital (Net Asset Value)		0.02%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2)	$ 25
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,029)	$ 871
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,223	$ (217)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 18
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 538	$ 2,407
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Legacy 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 628	$ (28)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Legacy 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,121	$ (2,084)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 198	$ (3,231)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Legacy 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,923	$ 1,147
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Legacy 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,335)	$ 2,831
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Legacy 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,797)	$ 2,801
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 295	$ 2,050
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 521	$ 123
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (229)	$ 855
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (343)	$ (15)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 960	$ (128)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3	$ (1)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (390)	$ 408
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (81)	$ 729
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Legacy 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (146)	$ 79
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,092)	$ 751
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46	$ 4
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 166
Percent of Partners' Capital (Net Asset Value)		0.04%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (186)	$ (90)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,349)	$ 933
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53	$ 49
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Legacy 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 178	$ (145)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Legacy 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (538)	$ 30
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Legacy 2 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Legacy 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,452	$ 4,384
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Legacy 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,241	$ 6,466
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,534	$ 2,608
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 479	$ (406)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,141	$ 1,184
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,656	$ 1,518
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,028	$ (68)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 108	$ 197
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,349	$ 198
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 678	$ 665
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Legacy 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,095	$ (680)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (293)	$ 3,858
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46	7
Percent of Partners' Capital (Net Asset Value)		0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 235
Percent of Partners' Capital (Net Asset Value)		0.06%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2)	$ 25
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,215)	$ 781
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 874	$ 716
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53	$ 67
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Legacy 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 716	$ 2,262
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Legacy 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 90	$ 2
Percent of Partners' Capital (Net Asset Value)		0.02%
Legacy 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,121	$ (2,084)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 198	$ (3,231)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Legacy 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,923	$ 1,147
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 1 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,018,492	$ 112,187
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Global 1 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 712,156	$ 264,617
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 596,041	$ 40,260
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,685)	$ (38,212)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 88,349	$ 23,782
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 257,999	$ 110,678
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,390	$ 4,342
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,782	$ 14,273
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 112,157	$ (15,163)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 48,982	$ (4,604)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Global 1 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 80,067	$ (54,836)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 116,115	$ 224,357
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 223
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,450
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (109)	$ 1,796
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (130,872)	$ 62,904
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 207,947	$ (15,663)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 1,323
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 34,699	$ 173,774
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Global 1 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 40,488	$ (2,000)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Global 1 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 265,848	$ (150,430)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,762	$ (233,265)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 1 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 253,086	$ 82,835
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 1 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (150,690)	$ 204,343
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Global 1 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (115,979)	$ 202,198
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,940	$ 147,945
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 33,593	$ 8,884
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (14,802)	$ 61,760
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22,147)	$ (1,114)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 61,917	$ (9,239)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 217	$ (77)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (25,188)	$ 29,440
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,245)	$ 52,584
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Global 1 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (9,405)	$ 5,707
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (134,919)	$ 54,253
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,949	$ 295
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,727
Percent of Partners' Capital (Net Asset Value)		0.04%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (12,030)	$ (6,509)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (151,504)	$ 67,363
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,443	$ 3,537
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 1 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,496	$ (10,433)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Global 1 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (34,711)	$ 2,145
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Global 1 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 1 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 867,802	$ 316,530
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Global 1 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 596,177	$ 466,815
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 614,981	$ 188,205
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 30,908	$ (29,328)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 73,547	$ 85,542
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 235,852	$ 109,564
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 66,307	$ (4,897)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,999	$ 14,196
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 86,969	$ 14,277
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43,737	$ 47,980
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Global 1 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 70,662	$ (49,129)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (18,804)	$ 278,610
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,949	518
Percent of Partners' Capital (Net Asset Value)		0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,177
Percent of Partners' Capital (Net Asset Value)		0.06%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (109)	$ 1,796
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (142,902)	$ 56,395
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 56,443	$ 51,700
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,443	$ 4,860
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 1 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 46,195	$ 163,341
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Global 1 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 5,777	$ 145
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 1 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 265,848	$ (150,430)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 12,762	$ (233,265)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 1 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 253,086	$ 82,835
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 2 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 42,389	$ 6,810
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Global 2 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 29,639	$ 16,061
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,807	$ 2,444
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (112)	$ (2,319)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,677	$ 1,443
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,738	$ 6,717
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 183	$ 264
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 282	$ 866
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,668	$ (920)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,039	$ (279)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Global 2 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,332	$ (3,328)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 4,832	$ 13,617
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 14
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 185
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5)	$ 109
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,447)	$ 3,818
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,655	$ (951)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 80
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,444	$ 10,547
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Global 2 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,685	$ (121)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Global 2 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,065	$ (9,130)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 531	$ (14,158)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 2 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,534	$ 5,028
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 2 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,273)	$ 12,402
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Global 2 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,828)	$ 12,272
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 789	$ 8,978
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,398	$ 539
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (616)	$ 3,748
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (922)	$ (68)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,577	$ (561)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9	$ (5)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,048)	$ 1,787
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (218)	$ 3,192
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Global 2 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (391)	$ 346
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,617)	$ 3,294
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 123	$ 18
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 446
Percent of Partners' Capital (Net Asset Value)		0.04%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (501)	$ (395)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (6,306)	$ 4,089
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 143	$ 215
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 2 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 478	$ (633)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Global 2 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,445)	$ 130
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Global 2 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 2 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 36,116	$ 19,212
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Global 2 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,811	$ 28,333
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 25,596	$ 11,422
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,286	$ (1,780)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,061	$ 5,191
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,816	$ 6,649
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,760	$ (297)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 291	$ 861
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,620	$ 867
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,821	$ 2,913
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Global 2 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,941	$ (2,982)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (785)	$ 16,911
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 123	32
Percent of Partners' Capital (Net Asset Value)		0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 631
Percent of Partners' Capital (Net Asset Value)		0.06%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5)	$ 109
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,948)	$ 3,423
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,349	$ 3,138
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 143	$ 295
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 2 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,922	$ 9,914
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Global 2 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 240	$ 9
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 2 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,065	$ (9,130)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 531	$ (14,158)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 2 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,534	$ 5,028
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 3 Class | Open long contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 213,980	$ 62,941
Percent of Partners' Capital (Net Asset Value)		3.98%	0.33%
Global 3 Class | Open long contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 149,621	$ 148,455
Percent of Partners' Capital (Net Asset Value)		2.78%	0.78%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 125,224	$ 22,586
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (564)	$ (21,438)
Percent of Partners' Capital (Net Asset Value)		(0.01%)	(0.11%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,560	$ 13,342
Percent of Partners' Capital (Net Asset Value)		0.35%	0.07%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 54,204	$ 62,093
Percent of Partners' Capital (Net Asset Value)		1.01%	0.32%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 923	$ 2,436
Percent of Partners' Capital (Net Asset Value)		0.02%	0.01%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,424	$ 8,007
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 23,564	$ (8,507)
Percent of Partners' Capital (Net Asset Value)		0.44%	(0.04%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 10,291	$ (2,583)
Percent of Partners' Capital (Net Asset Value)		0.19%	(0.01%)
Global 3 Class | Open long contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 16,822	$ (30,764)
Percent of Partners' Capital (Net Asset Value)		0.31%	(0.16%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 24,397	$ 125,869
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 125
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 936
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22)	$ 1,008
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (27,496)	$ 35,290
Percent of Partners' Capital (Net Asset Value)		(0.51%)	0.19%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 43,689	$ (8,787)
Percent of Partners' Capital (Net Asset Value)		0.81%	(0.05%)
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts			$ 743
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open long contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,290	$ 97,490
Percent of Partners' Capital (Net Asset Value)		0.14%	0.51%
Global 3 Class | Open long contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 8,506	$ (1,122)
Percent of Partners' Capital (Net Asset Value)		0.16%	(0.01%)
Global 3 Class | Open long contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 55,853	$ (84,392)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,681	$ (130,864)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 3 Class | Open long contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,172	$ 46,472
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%
Global 3 Class | Open short contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (31,660)	$ 114,638
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.60%
Global 3 Class | Open short contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (24,367)	$ 113,435
Percent of Partners' Capital (Net Asset Value)		(0.45%)	0.59%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,976	$ 82,999
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 7,058	$ 4,984
Percent of Partners' Capital (Net Asset Value)		0.13%	0.02%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,110)	$ 34,648
Percent of Partners' Capital (Net Asset Value)		(0.06%)	0.18%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (4,653)	$ (626)
Percent of Partners' Capital (Net Asset Value)		(0.09%)	0.00%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,009	$ (5,183)
Percent of Partners' Capital (Net Asset Value)		0.24%	(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 44	$ (43)
Percent of Partners' Capital (Net Asset Value)		0.00%	0.00%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (5,293)	$ 16,516
Percent of Partners' Capital (Net Asset Value)		(0.10%)	0.08%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,103)	$ 29,500
Percent of Partners' Capital (Net Asset Value)		(0.02%)	0.15%
Global 3 Class | Open short contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (1,976)	$ 3,203
Percent of Partners' Capital (Net Asset Value)		(0.03%)	0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (28,343)	$ 30,436
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 618	$ 165
Percent of Partners' Capital (Net Asset Value)		0.01%	0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,255
Percent of Partners' Capital (Net Asset Value)		0.04%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (2,527)	$ (3,652)
Percent of Partners' Capital (Net Asset Value)		(0.05%)	(0.02%)
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (31,830)	$ 37,792
Percent of Partners' Capital (Net Asset Value)		(0.59%)	0.20%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 725	$ 1,984
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 3 Class | Open short contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,416	$ (5,853)
Percent of Partners' Capital (Net Asset Value)		0.04%	(0.03%)
Global 3 Class | Open short contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (7,293)	$ 1,203
Percent of Partners' Capital (Net Asset Value)		(0.14%)	0.01%
Global 3 Class | Open short contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open short contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Percent of Partners' Capital (Net Asset Value)			0.00%
Global 3 Class | Open contracts | Futures, Forward, and Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 182,320	$ 177,579
Percent of Partners' Capital (Net Asset Value)		3.39%	0.93%
Global 3 Class | Open contracts | Futures Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 125,254	$ 261,890
Percent of Partners' Capital (Net Asset Value)		2.33%	1.37%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 129,200	$ 105,585
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 6,494	$ (16,454)
Percent of Partners' Capital (Net Asset Value)		0.12%	(0.09%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 15,450	$ 47,990
Percent of Partners' Capital (Net Asset Value)		0.29%	0.25%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 49,551	$ 61,467
Percent of Partners' Capital (Net Asset Value)		0.92%	0.32%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 13,932	$ (2,747)
Percent of Partners' Capital (Net Asset Value)		0.26%	(0.01%)
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Meats
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,468	$ 7,964
Percent of Partners' Capital (Net Asset Value)		0.03%	0.04%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 18,271	$ 8,009
Percent of Partners' Capital (Net Asset Value)		0.34%	0.04%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,188	$ 26,917
Percent of Partners' Capital (Net Asset Value)		0.17%	0.14%
Global 3 Class | Open contracts | Futures Contracts | U.S. Futures Positions | Stock indices and single stock futures
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 14,846	$ (27,561)
Percent of Partners' Capital (Net Asset Value)		0.28%	(0.15%)
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (3,946)	$ 156,305
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Agriculturals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 618	290
Percent of Partners' Capital (Net Asset Value)		0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 3,191
Percent of Partners' Capital (Net Asset Value)		0.06%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Energy
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (22)	$ 1,008
Percent of Partners' Capital (Net Asset Value)		0.00%	0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Interest rates
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ (30,023)	$ 31,638
Percent of Partners' Capital (Net Asset Value)		(0.56%)	0.17%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Metals
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 11,859	$ 29,005
Percent of Partners' Capital (Net Asset Value)		0.22%	0.15%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Soft commodities
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 725	$ 2,727
Percent of Partners' Capital (Net Asset Value)		0.01%	0.01%
Global 3 Class | Open contracts | Futures Contracts | Foreign Futures Positions | Stock indices
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 9,706	$ 91,637
Percent of Partners' Capital (Net Asset Value)		0.18%	0.48%
Global 3 Class | Open contracts | Forward Contracts | Currencies
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 1,213	$ 81
Percent of Partners' Capital (Net Asset Value)		0.02%
Global 3 Class | Open contracts | Swap Contracts
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 55,853	$ (84,392)
Percent of Partners' Capital (Net Asset Value)		1.04%	(0.44%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating March 29, 2019
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 2,681	$ (130,864)
Percent of Partners' Capital (Net Asset Value)		0.05%	(0.68%)
Global 3 Class | Open contracts | Swap Contracts | Deutsche Bank Total Return Swap Terminating July 1, 2020
Unrealized gain/(loss), percent of partners' capital (net asset value), face value and fair value of Investments Owned
Net unrealized gain/(loss) on open contracts		$ 53,172	$ 46,472
Percent of Partners' Capital (Net Asset Value)		0.99%	0.24%

[1]	No futures and forward contract position constituted greater than 1 percent of partners’ capital (net asset value). Accordingly, the number of contracts and expiration dates are not presented.